SEGMENTS (Details 5) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting [Abstract]
CopaxoneUS revenues	$ 3,500
Percentage Of CopaxoneRevenues Of Total US	30.00%
Copaxone Outside US Revenues	$ 744
Percentage Of Copaxone Revenues Of Total Non US	7.00%
Profitability Of MS As A Percentage Of Copaxone Revenues	81.00%	76.70%	75.10%